Effect Of Derivative Instruments On Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income (expenses) on derivatives	$ (27)	$ (10,154)	$ 0
Interest Rate Swap Agreements | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income (expenses) on derivatives	$ (27)	$ (10,154)	$ 0